Corporate and Company information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Corporate and Company information
Note 1. Corporate and Company information
1.1 General information and Company structure and activities
Vista Oil & Gas, S.A.B. de C.V. (“VISTA” or the “Company” or the “Group”) was organized in Mexico as a corporation with variable capital stock under the laws of the United Mexican States (“Mexico”) on March 22, 2017. The Company adopted the public corporation or “Sociedad Anónima Bursátil”

on July 28, 2017.
The Company’s main purposes are to:

(i)
acquire, by any legal means, all kinds of assets, shares, equity interests or interest’s participation in any kind of commercial or civil companies, associations, firms, trust agreements or other entities within the energy sector or any other industry;

(ii)	participate as a partner, shareholder or investor in all businesses or entities, whether mercantile or civil, associations, trust agreements or any other nature;

(iii)	issue and place shares representative of its social capital, either through public or private offerings, in national or foreign stock exchange markets;

(iv)
issue or place warrants, either through public or private offerings, with respect to shares representing their capital stock or any other type of securities, in domestic or foreign stock exchange markets; and

(v)	issue or place negotiable instruments, debt instruments or any other security, either through public or private offerings, in domestic or foreign stock exchange markets.
From its inception until April 4, 2018, all the Company’s activities have been related to its constitution, the Initial Public Offering (“IPO”), in the Mexican Stock Exchange (“BMV”), and the efforts aimed at identifying and consummating the Initial Business Combination. As of that date, the Company’s main activity is the exploration and production of oil and gas (Upstream) through its subsidiaries.
The upstream operations owned by the Company are the following:
Argentina
In the Neuquén basin:

i)	100% in the conventional concessions for exploitation 25 de Mayo-Medanito SE, Jagüel de los Machos, Entre Lomas Neuquen, Entre Lomas Rio Negro and Agua Amarga (as operator);

ii)	100% in the unconventional operating concessions for exploitation Baja del Palo Oeste and Bajada del Palo Este (as operator);

iii)	55% in the Coirón Amargo Norte (“CAN”) exploitation concessions (as operator);

iv)	90% in the unconventional operating concessions for exploitation Aguila Mora (as operator);

v)	10% in the unconventional operating concessions for exploitation Coirón Amargo Sur Oeste (“CASO”) (not operated);
In the Golfo San Jorge basin:

i)	16.9% in the concessions for exploitation Sur Río Deseado Este (“SRDE”) (not operated); and
In the Northwest basin:

i)	1.5% in the concession for exploitation in Acambuco (not operated).
México

i)	50% of blocks CS-01 (not operated);

ii)	50% of blocks A-10 (not operated); and

iii)	50% of blocks TM-01 (not operated).

The address of the Company’s main office is located in Mexico City (Mexico), at Volcán 150, Floor 5, Lomas de Chapultepec, Miguel Hidalgo, Zip Code 11000.
1.2 Public Offering with New York Stock Exchange (“NYSE”) listing
On July 25, 2019 the Company made a global offering on the New York Stock Exchange (“NYSE”) and began trading the following day under the ticker “VIST”. At the same day, the Company issued additional Serie A shares on the BMV. See Note 20. for more details.
1.3 Aleph Midstream S.A.
As of December 31, 2018, Aleph Midstream, S.A. (“Aleph Midstream or Aleph”) was a subsidiary 100% controlled by Vista. On June 27, 2019 Vista signed an investment agreement with a Riverstone affiliate (related partied) and a Southern Cross affiliate Group (the “investors”), to invest in Aleph, a midstream company in Argentina. Under this agreement the investors committed to acquired 99.73% of Aleph’s capital. On December 27, 2019, the Company agreed to repurchase the shares acquired by investors. See Note 27 for more details.